Commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	¥ 831,573	¥ 128,640
Authorized but not contracted for	11,279
Total	842,852	128,640
Property.
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase		101,779
Property improvements
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase		21,679
Construction projects
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	830,573
Software
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contracted purchase	¥ 1,000	¥ 5,182